Cost of services, selling and administrative	12 Months Ended
Sep. 30, 2018
Analysis of income and expense [abstract]
Cost of services, selling and administrative
Costs of services, selling and administrative

	Year ended September 30
	2018	2017
	$	$
Salaries and other member costs[1]	6,846,585	6,412,607
Professional fees and other contracted labour	1,369,420	1,273,944
Hardware, software and data center related costs	829,655	843,400
Property costs	307,496	320,755
Amortization and depreciation (Note 23)	383,834	366,377
Other operating expenses	64,801	40,576
	9,801,791	9,257,659

[1]	Net of R&D and other tax credits of $182,493,000 in 2018 ($182,951,000 in 2017).